CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 105,171	$ 138,210
2022	1,207,098	1,134,391
2023	757,442	554,783
2024	474,979	322,592
2025	0	0
Thereafter	0	0
Total	$ 2,544,690	$ 2,149,976	$ 1,611,261